Capital, Reserves and Warrants (Tables)	12 Months Ended
Dec. 31, 2024
Capital, Reserves and Warrants [Abstract]
Schedule of Capital, Reserves
	December 31, 2024		December 31, 2023
	Number	US$	Number	US$
Common shares with par value of $0.002 each *	4,662,080	9,324	1,477,785	2,956
Total	4,662,080	9,324	1,477,785	2,956
*	The par value of the common shares was reduced from CHF 4.00 and changed to $0.0001 following approval by the Company’s special general meeting of October 31, 2023. Following a reverse share split in December 2023 at a ratio of 20:1 the par value increased to $0.002 per common share. In total the share capital was reduced by $3,450,605 to $2,956 and the amount of the reduction was credited to share premium.

Schedule of Warrants
	Common Shares
	(Number)
	2024	2023
As of January 1	1,477,785	59,003
Exercise of warrants and pre-funded warrants	883,556	81,274
Public Offering	377,000	555,556
LPC equity line	1,286,279	17,500
ATM program	637,460	104,147
Conversion convertible loan	-	660,345
Fractional shares	-	(40)
Total, as of December 31	4,662,080	1,477,785